Financial Risk Management - Summary of Gross Customer Finance Exposures by Geographical Area (Detail) kr in Millions	Dec. 31, 2024 SEK (kr) Customer	Dec. 31, 2023 SEK (kr) Customer
Disclosure Of Gross Customer Finance Exposures By Geographical Area [Line Items]
Gross exposure	kr 7,116	kr 9,681
of which its related carrying value	kr 4,522	kr 6,917
Total outstanding number of customer finance arrangements | Customer	70	65
Top 5 largest facilities as % of gross exposures	75.00%	86.00%
Unutilized customer finance commitments	kr 47,775	kr 37,019
North America [member]
Disclosure Of Gross Customer Finance Exposures By Geographical Area [Line Items]
Gross exposure	467	1,839
Europe And Latin America [Member]
Disclosure Of Gross Customer Finance Exposures By Geographical Area [Line Items]
Gross exposure	2,110	2,033
South East Asia Oceania And India [Member]
Disclosure Of Gross Customer Finance Exposures By Geographical Area [Line Items]
Gross exposure	2,211	3,679
Middle East And Africa [Member]
Disclosure Of Gross Customer Finance Exposures By Geographical Area [Line Items]
Gross exposure	kr 2,328	kr 2,130